Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Formidable ETF [Member]
Shareholder Report [Line Items]
Fund Name	Formidable ETF
Class Name	Formidable ETF
Trading Symbol	FORH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/forh. You can also request this information by contacting us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/forh
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$113	1.19%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What key factors affected the Fund’s performance?

The Fund trailed the Index during the period due to both sector allocation and security selection. It is important to note that the Index reflects generally larger cap U.S. stocks, whereas the Fund has a meaningful allocation to smaller and medium companies, which have trailed larger cap stocks in terms of overall performance by a wide margin. In addition, the Index has over 31% allocated to a single sector (Information Technology), where several of the so-called Magnificent Seven stocks reside - these megacap names continued as market leaders during much of the reporting period.

While the Fund had minimal exposure to one of these names, its weighting was significantly lower than that of the Index, given the Fund’s approach to diversification. Stock selection was net negative, with strong security selection in Energy, Materials, and Consumer Staples offset by weaker security selection in Financials, Industrials, Health Care, and Utilities. The Fund’s hedging strategy was also a significant detractor as markets moved higher throughout the period.

In December 2024, the Formidable ETF was recategorized as Global Small/Mid Cap by Morningstar. Management decided to methodically rebuild the Fund’s portfolio in order to better match the new categorization. This resulted in a turnaround Q1 2025 return of 0.78% for the Fund, while the Index returned -4.3% during the same 3-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception (4/29/2021)
Formidable ETF	-10.13%	-2.00%
S&P 500 Index®	8.25%	9.24%

Performance Inception Date	Apr. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 19,687,847
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 280,714
Investment Company, Portfolio Turnover	60.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$19,687,847
Number of Holdings	57
Total Advisory Fee Paid	$280,714
Portfolio Turnover Rate	60.62%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
US Treasury Bill 8/15/2025	6.32%
Acacia Research Corp.	6.29%
US Treasury Bill 4/10/2025	6.20%
Corcept Therapeutics, Inc.	4.53%
Flux Power Holdings, Inc.	4.43%
US Treasury Bill 4/3/2025	4.33%
Royalty Pharma Plc	4.24%
Alliance Resource Partners LP	3.81%
Nomad Foods Ltd.	3.72%
Wheaton Precious Metals Corp.	2.91%

Formidable Fortress ETF [Member]
Shareholder Report [Line Items]
Fund Name	Formidable Fortress ETF
Class Name	Formidable Fortress ETF
Trading Symbol	KONG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/kong. You can also request this information by contacting us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/kong
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What key factors affected the Fund’s performance?

While the absolute return for the Fund was solid, it trailed the Index during the period due primarily to its sector weight allocation. The Index has over 31% in a single sector (Information Technology) while the Fund maintained a smaller weight of 21.55%. This sector is where several of the so-called Magnificent Seven stocks reside, and these megacap names were market leaders during a large part of the period. While the Fund has exposure to several of these names, their total weights are significantly lower than that of the Index, given the Fund’s approach to diversification.

Stock selection was generally neutral, with strong security selection in Energy offset by weaker security selection in Health Care, Information Technology, and Consumer Staples. The Fund’s hedging strategy slightly detracted from the Fund's performance as markets moved higher throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception (7/21/2021)
Formidable Fortress ETF	3.31%	4.05%
S&P 500 Index®	8.25%	8.72%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 21,978,334
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 214,138
Investment Company, Portfolio Turnover	38.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$21,978,334
Number of Holdings	48
Total Advisory Fee Paid	$214,138
Portfolio Turnover Rate	38.44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Interactive Brokers Group, Inc.	3.48%
Amdocs Ltd.	3.37%
S&P 500 Global, Inc.	3.35%
Gaming and Leisure Properties, Inc.	3.30%
Snap-on, Inc.	3.23%
Chemed Corp.	3.22%
Meta Platforms, Inc.	3.20%
Fastenal Co.	3.19%
Jack Henry & Associates, Inc.	3.19%
Johnson & Johnson	3.18%